SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Allowance for Credit Losses for Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, Beginning of Period	$ (717)	$ (1,114)
Provision for Expected Credit Losses	(305)	(981)
Write-Offs	550	1,378
Balance, End of Period	$ (472)	$ (717)